John Hancock Capital Series

Supplement dated November 7, 2016 to the current prospectus

John Hancock Classic Value Fund (the fund)

Effective January 1, 2017 (the effective date), John P. Goetz will no longer serve as a portfolio manager of the fund and John J. Flynn has been named a portfolio manager of the fund. Accordingly, as of the effective date, all references to Mr. Goetz as a portfolio manager of the fund will be removed from the prospectus. Richard S. Pzena and Benjamin S. Silver will continue as portfolio managers of the fund. Messrs. Flynn, Pzena, and Silver will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, as of the effective date, the following information is added under the heading “Portfolio management” in the “Fund summary” section:

John J. Flynn

Principal and Portfolio Manager

Managed the fund since 2017

Also as of the effective date, the following information is added under the heading “Who’s who - Subadvisor” in the “Fund details” section:

John J. Flynn

•         Principal and Portfolio Manager

•         Managed the fund since 2017

•         Joined Pzena in 2005

•         Began business career in 2000

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Capital Series

Supplement dated November 7, 2016 to the current Statement of Additional Information (“SAI”)

John Hancock Classic Value Fund (the Fund)

Effective January 1, 2017 (the effective date), John P. Goetz will no longer serve as a portfolio manager of the Fund and John J. Flynn has been named a portfolio manager of the Fund. Accordingly, as of the effective date, all references to Mr. Goetz as a portfolio manager of the Fund will be removed from the SAI. Richard S. Pzena and Benjamin S. Silver will continue as portfolio managers of the Fund. Messrs. Flynn, Pzena, and Silver will be jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Information regarding other funds and accounts that Mr. Flynn manages, as well as his ownership of Fund shares, will be provided at a later date.

You should read this Supplement in conjunction with the SAI and retain it for future reference.